FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

               FRANKLIN FEDERAL TAX-FREE INCOME FUND
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/07
                           -------



Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................     3

Notes to Statement of Investments ........................................    34

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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                      This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.1%
  MUNICIPAL BONDS 98.1%
  ALABAMA 2.0%
  Alabama HFA, SFMR, Refunding, Series D-2, GNMA Secured, 5.75%, 10/01/23 ................    $      1,230,000    $     1,240,910
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
    6/01/28 ..............................................................................           7,000,000          7,176,190
  Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ...................          11,025,000         11,325,762
  Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
    Refunding,
      6.00%, 8/01/29 .....................................................................          12,000,000         12,361,440
      Series A, 6.70%, 11/01/29 ..........................................................           4,000,000          4,198,080
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 ..............................................................................           1,445,000          1,484,795
  Homewood GO, wts., Refunding, FSA Insured, 4.75%, 9/01/30 ..............................           9,265,000          9,342,734
  Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30 ..............           5,000,000          5,179,050
  Montgomery County Public Building Authority Revenue, wts., Facilities Project, MBIA
    Insured, 5.00%, 3/01/31 ..............................................................           6,250,000          6,492,688
  University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
    Insured, 5.00%, 9/01/36 ..............................................................          35,805,000         36,723,040
  University of Alabama General Revenue, Series A,
      MBIA Insured, 5.00%, 7/01/29 .......................................................          10,000,000         10,347,800
      MBIA Insured, 5.00%, 7/01/34 .......................................................          11,500,000         11,851,555
      XLCA Insured, 5.00%, 7/01/28 .......................................................           6,065,000          6,307,054
      XLCA Insured, 5.00%, 7/01/32 .......................................................           6,500,000          6,734,910
  University of Alabama University Revenues, Hospital, Series A, MBIA Insured,
    Pre-Refunded, 5.875%, 9/01/31 ........................................................           5,000,000          5,344,550
  University of South Alabama University Revenues, Tuition, Capital Improvement,
    Refunding, AMBAC Insured, 5.00%, 12/01/36 ............................................          11,570,000         11,970,322
                                                                                                                  ----------------
                                                                                                                      148,080,880
                                                                                                                  ----------------

  ALASKA 0.4%
  Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
      12/01/29 ...........................................................................           4,000,000          4,113,360
      12/01/30 ...........................................................................           3,500,000          3,596,985
  Alaska State International Airports Revenues, Series B,
      AMBAC Insured, Pre-Refunded, 5.25%, 10/01/27 .......................................          15,000,000         15,973,650
      MBIA Insured, 5.00%, 10/01/28 ......................................................           5,100,000          5,235,558
                                                                                                                  ----------------
                                                                                                                       28,919,553
                                                                                                                  ----------------

  ARIZONA 2.4%
  Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
      7/01/29 ............................................................................          14,465,000         14,935,546
      7/01/36 ............................................................................          15,000,000         15,414,000
  Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project,
    Refunding, Series A, 5.00%, 7/01/16 ..................................................          21,425,000         21,755,159
  Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ...          19,000,000         19,330,410
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
    1/01/25 ..............................................................................          22,500,000         23,711,625


                                          Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ARIZONA (CONTINUED)
  Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
    Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
      7/01/32 ............................................................................    $      6,000,000    $     5,095,560
      7/01/34 ............................................................................           5,000,000          4,257,400
      7/01/35 ............................................................................           9,860,000          8,371,929
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project,
      Refunding, Series A, 5.125%, 1/01/27 ...............................................          35,000,000         36,482,250
      Series B, 5.00%, 1/01/25 ...........................................................          17,500,000         18,085,200
  Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, Pre-Refunded, 5.00%,
    7/01/34 ..............................................................................           7,500,000          7,981,275
  University Medical Center Corp. Revenue, 5.00%, 7/01/35 ................................           7,000,000          6,968,360
                                                                                                                  ----------------
                                                                                                                      182,388,714
                                                                                                                  ----------------

  ARKANSAS 1.4%
  Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
    1/01/23 ..............................................................................             135,000            136,794
  Arkansas State Development Finance Authority Revenue, White River Medical Center
    Project, 5.60%, 6/01/24 ..............................................................           1,200,000          1,216,152
  Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B, 5.60%,
    6/01/14 ..............................................................................             325,000            325,374
  Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 5.00%, 6/01/31 .........           8,690,000          9,059,586
  Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
      12/01/16 ...........................................................................           2,600,000          2,605,616
      11/01/20 ...........................................................................          60,500,000         60,725,665
  Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity,
    St. Vincent's Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 ..........................             125,000            131,180
  Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
    AMBAC Insured, 5.80%, 6/01/11 ........................................................             180,000            180,293
  University of Arkansas University Revenues,
      AMBAC Insured, 5.00%, 11/01/31 .....................................................           7,705,000          8,022,831
      Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA
        Insured, 5.00%, 11/01/28 .........................................................           1,000,000          1,038,700
      Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA
        Insured, 5.00%, 11/01/34 .........................................................           9,000,000          9,303,030
      Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ...............           5,000,000          5,152,750
  University of Central Arkansas Revenue, FGIC Insured, 5.00%, 11/01/37 ..................           5,020,000          5,194,646
                                                                                                                  ----------------
                                                                                                                      103,092,617
                                                                                                                  ----------------

  CALIFORNIA 7.2%
  Alhambra COP, Clubhouse Facility Project, 11.25%,
      1/01/08 ............................................................................             410,000            422,612
      1/01/09 ............................................................................             455,000            468,882
      1/01/10 ............................................................................             500,000            514,960
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
    first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ....................          24,500,000         26,639,095


4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO,
      5.90%, 5/01/08 .....................................................................    $        235,000    $       236,318
      6.00%, 5/01/18 .....................................................................             535,000            537,670
      6.00%, 5/01/20 .....................................................................             850,000            854,870
      5.90%, 4/01/23 .....................................................................           1,200,000          1,203,576
      5.125%, 2/01/26 ....................................................................           7,500,000          7,795,650
      Pre-Refunded, 5.125%, 6/01/25 ......................................................          24,705,000         25,931,356
      Pre-Refunded, 5.25%, 4/01/27 .......................................................          17,500,000         18,926,600
      Pre-Refunded, 5.00%, 2/01/32 .......................................................          49,000,000         51,470,090
      Refunding, 5.00%, 2/01/24 ..........................................................           5,000,000          5,148,600
      Refunding, 5.125%, 6/01/25 .........................................................             295,000            303,487
      Refunding, 5.00%, 2/01/26 ..........................................................          27,000,000         27,632,070
      Refunding, 5.00%, 2/01/26 ..........................................................          20,000,000         20,552,000
      Various Purpose, 5.25%, 11/01/25 ...................................................          16,260,000         17,096,902
      Various Purpose, 5.00%, 8/01/33 ....................................................          25,000,000         25,590,250
      Various Purpose, 5.50%, 11/01/33 ...................................................           2,500,000          2,664,000
  California State Public Works Board Lease Revenue, Various University of California
    Projects, Refunding, Series D, 5.00%, 5/01/27 ........................................          10,000,000         10,329,800
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, zero cpn., 1/15/24 ................................          65,000,000         24,892,400
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...          35,000,000         32,963,700
      Refunding, 5.75%, 1/15/40 ..........................................................          20,000,000         20,798,400
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Pre-Refunded, 5.375%, 6/01/28 ......................................................          50,000,000         52,171,500
      Series 2003 A-1, Pre-Refunded, 6.25%, 6/01/33 ......................................          26,000,000         28,417,740
  Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, 5.00%, 8/01/27 ....           5,000,000          5,169,850
  Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
    1/01/27 ..............................................................................             145,000            145,075
a Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ............           7,500,000          7,371,975
      United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 ............           8,400,000          8,074,416
  Los Angeles USD, GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ..............          25,000,000         26,560,500
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 .........          10,000,000         10,351,700
  Metropolitan Water District of Southern California Waterworks Revenue, Series B-2,
    FGIC Insured, 5.00%, 10/01/27 ........................................................           9,645,000         10,006,495
  Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 .............           5,285,000          5,625,037
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ..........................          50,000,000         52,557,500
      senior lien, 5.00%, 1/01/33 ........................................................           5,000,000          4,999,950
      senior lien, ETM, zero cpn., 1/01/23 ...............................................           7,000,000          3,452,190
                                                                                                                  ----------------
                                                                                                                      537,877,216
                                                                                                                  ----------------

  COLORADO 2.6%
  Aurora Water Improvement Revenue, first lien, Series 2007A, AMBAC Insured, 5.00%,
    8/01/32 ..............................................................................          10,000,000         10,464,500
  Colorado Health Facilities Authority Revenue,
      Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 ...............           2,000,000          2,040,300
      Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ..................................          13,250,000         13,563,097
      Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ...................................          20,200,000         21,080,316


                                          Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund
STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  COLORADO (CONTINUED)
  Colorado Springs Airport Revenue, Series C, zero cpn.,
      1/01/08 ............................................................................    $        800,000    $       784,616
      1/01/11 ............................................................................           1,450,000          1,235,038
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
    Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ...........          10,000,000         10,378,600
  Denver City and County Airport Revenue,
      Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 .................................          43,000,000         43,576,630
      System, Refunding, Series A, XLCA Insured, 5.00%, 11/15/25 .........................           8,000,000          8,284,720
  Denver City and County School District No. 1 COP, Denver School Facilities Leasing
    Corp., AMBAC Insured, 5.50%, 12/15/08 ................................................             330,000            330,455
  Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured,
    Pre-Refunded, 4.75%, 12/01/28 ........................................................          13,500,000         14,129,640
  E-470 Public Highway Authority Revenue, Senior Series A, MBIA Insured, Pre-Refunded,
    5.00%, 9/01/21 .......................................................................          12,715,000         12,854,356
  Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ........          10,650,000         11,039,364
  Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
    5/15/35 ..............................................................................           9,950,000         10,240,043
  Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
    6/15/31 ..............................................................................           7,500,000          7,774,125
  Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ................           5,500,000          5,701,135
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 .......................          10,000,000         10,346,400
  University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
    11/15/29 .............................................................................           8,500,000          8,653,765
                                                                                                                  ----------------
                                                                                                                      192,477,100
                                                                                                                  ----------------
  CONNECTICUT 0.3%
  Connecticut State GO, Series D, Pre-Refunded, 5.00%, 11/15/20 ..........................           8,000,000          8,369,280
  Connecticut State Health and Educational Facilities Authority Revenue, Yale-New Haven
    Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 ..................................          10,500,000         10,897,110
  Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
    5.80%, 8/20/39 .......................................................................           2,655,000          2,803,229
                                                                                                                  ----------------
                                                                                                                       22,069,619
                                                                                                                  ----------------
  DISTRICT OF COLUMBIA 1.7%
  District of Columbia GO,
      Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30 ..............................          22,860,000         24,382,248
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ...............................          22,475,000         23,727,532
      Series A, FSA Insured, 5.375%, 6/01/24 .............................................           3,580,000          3,697,746
      Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 ...............................           1,420,000          1,473,335
      Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ........................................              15,000             15,118
  District of Columbia Revenue,
      Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
        4/01/20 ..........................................................................           8,860,000          4,672,853
      Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
        4/01/22 ..........................................................................          12,870,000          6,002,825
      Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
        4/01/23 ..........................................................................          14,160,000          6,210,859


6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund
STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  DISTRICT OF COLUMBIA (CONTINUED)
  District of Columbia Revenue, (continued)
      Deed Tax, Housing Product Trust Fund, Series A, MBIA Insured, 5.00%, 6/01/32 .......    $      5,000,000    $     5,164,400
      Gains-Georgetown University, Capital Appreciation, Refunding, AMBAC Insured,
        zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32 ..................................          15,370,000          9,345,267
  District of Columbia Tobacco Settlement Financing Corp. Revenue, Refunding, Asset-Backed
    Bonds, 6.50%, 5/15/33 ................................................................          35,000,000         40,106,850
                                                                                                                  ----------------
                                                                                                                      124,799,033
                                                                                                                  ----------------
  FLORIDA 5.3%
  Brevard County Option Fuel Tax Revenue, FGIC Insured, 5.00%, 8/01/37 ...................          12,245,000         12,663,657
  Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 .......................................................          17,415,000         17,889,210
      Series A, FSA Insured, 5.25%, 7/01/24 ..............................................          25,000,000         26,140,000
  Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 .....................           5,000,000          5,178,100
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series
    A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ....................................          10,000,000         10,502,500
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series
    D,
      5.75%, 6/01/22 .....................................................................          10,000,000         10,557,800
      6.00%, 6/01/23 .....................................................................          17,500,000         20,822,025
  Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured, zero cpn.,
      10/01/23 ...........................................................................           5,000,000          2,177,900
      10/01/24 ...........................................................................           3,000,000          1,236,780
  Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .........................          10,000,000         10,290,100
  Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 .........................          13,500,000         13,805,370
  Hillsborough County School Board COP,
      Master Lease Program, Series B, MBIA Insured, 5.00%, 7/01/27 .......................           5,000,000          5,141,350
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ..................................           5,000,000          5,089,150
  Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 .....          20,175,000         20,652,542
  Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ............           6,015,000          6,218,187
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
      10/01/23 ...........................................................................           6,000,000          6,192,720
      10/01/26 ...........................................................................          20,000,000         20,580,800
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 .....................           5,000,000          5,141,350
  Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ..................          12,000,000         12,327,720
  Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
    CIFG Insured, 5.00%, 10/01/35 ........................................................          10,645,000         10,909,528
  Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
    Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ...................................          15,000,000         15,189,600
  Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
    MBIA Insured, 5.00%, 6/01/30 .........................................................          10,630,000         10,934,337
  Miami-Dade County Special Obligation Revenue,
      Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32 ...............          10,000,000         10,246,800
      Sub Series B, MBIA Insured, zero cpn., 10/01/34 ....................................           5,500,000          1,268,300
  Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ....           7,500,000          7,771,875
  Orlando-Orange County Expressway Authority Revenue,
      Series A, FSA Insured, 5.00%, 7/01/32 ..............................................          12,000,000         12,445,920
      Series B, AMBAC Insured, 5.00%, 7/01/28 ............................................          10,630,000         10,919,455


                                          Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund
STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  FLORIDA (CONTINUED)
  Palm Beach County School Board COP,
      Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ...................................    $     25,000,000    $    25,475,250
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ...............................           5,100,000          5,454,297
  Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 ........................................           7,000,000          7,230,510
  South Broward Hospital District Revenue, South Broward Hospital District, Refunding,
    4.75%, 5/01/28 .......................................................................          10,000,000          9,818,100
  South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
    Group, 5.00%, 8/15/32 ................................................................          31,070,000         31,239,953
  St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27 .................           5,785,000          6,039,424
  Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
      5.00%, 10/01/26 ....................................................................           5,245,000          5,397,315
      5.00%, 10/01/31 ....................................................................          10,000,000         10,282,700
      Pre-Refunded, 5.00%, 10/01/26 ......................................................           4,755,000          4,972,446
                                                                                                                  ----------------
                                                                                                                      398,203,071
                                                                                                                  ----------------
  GEORGIA 3.8%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
      Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ...................................          29,520,000         30,299,033
      Series J, FSA Insured, 5.00%, 1/01/29 ..............................................          10,000,000         10,305,400
  Atlanta Airport Revenue, General,
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ...............................          18,295,000         19,184,503
      Series G, FSA Insured, 5.00%, 1/01/30 ..............................................          18,285,000         18,831,721
  Atlanta Development Authority Revenue,
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 ......           6,385,000          6,883,605
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 ......           6,955,000          7,502,706
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ......           5,000,000          5,395,400
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 ......           5,000,000          5,402,350
      Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
        1/01/27 ..........................................................................           5,000,000          5,241,700
  Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
      Series A, XLCA Insured, 5.00%, 9/01/30 .............................................          10,000,000         10,390,100
  Atlanta Water and Wastewater Revenue,
      FSA Insured, 5.00%, 11/01/34 .......................................................          20,205,000         20,936,017
      Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .................................          13,000,000         13,357,890
  Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
    MBIA Insured, 5.00%, 1/01/27 .........................................................           5,000,000          5,201,550
  Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28 .......          18,000,000         18,769,860
  Columbus Water and Sewer Revenue, FSA Insured, 5.00%, 5/01/30 ..........................           7,140,000          7,437,167
  De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ................................          12,000,000         12,630,600
  Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
    5.00%, 1/01/25 .......................................................................           5,000,000          5,213,500
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
    Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 ...........          10,000,000         10,494,300
  Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ........          20,000,000         21,261,200
  Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
    Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ..................................           5,770,000          6,007,666


8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)\
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, Pre-Refunded, 5.00%,
      7/01/23 ............................................................................    $     10,150,000    $    10,694,649
      7/01/25 ............................................................................          12,160,000         12,812,506
      7/01/26 ............................................................................          12,800,000         13,486,848
  Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
    Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ............................           5,000,000          5,199,500
                                                                                                                  ----------------
                                                                                                                      282,939,771
                                                                                                                  ----------------
  HAWAII 1.0%
  Hawaii State Airports System Revenue, Second Series,
      ETM, 6.90%, 7/01/12 ................................................................             500,000            539,380
      MBIA Insured, ETM, 6.90%, 7/01/12 ..................................................             400,000            432,096
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
      Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ...................................           4,000,000          4,102,760
      Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13 .......................             600,000            613,440
      Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18 .......................           2,040,000          2,090,082
      Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28 .......................           2,410,000          2,449,982
  Hawaii State GO,
      Refunding, Series BW, 6.375%, 3/01/11 ..............................................              95,000            103,075
      Series BW, ETM, 6.375%, 3/01/11 ....................................................               5,000              5,427
      Series CA, 6.00%, 1/01/09 ..........................................................             100,000            103,019
      Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ..............................           5,000,000          5,258,650
  Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
    Series A, FNMA Insured, 5.75%, 7/01/30 ...............................................             310,000            317,635
  Honolulu City and County Board of Water Supply Water System Revenue, Refunding,
    Series A, MBIA Insured, 5.00%, 7/01/36................................................          20,000,000         20,637,800
  Honolulu City and County GO,
      Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 ..................................           5,250,000          5,401,987
      Series 1992, ETM, 6.00%, 12/01/14 ..................................................             150,000            169,595
  Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35.........           1,185,000          1,191,115
  Honolulu City and County Wastewater System Revenue,
      First Bond Resolution, Senior Series, AMBAC Insured, Pre-Refunded, 5.125%,
        7/01/31 ..........................................................................           8,000,000          8,381,600
      Second Bond Resolution, Refunding, Junior Series, FGIC Insured, 5.00%, 7/01/23 .....          10,000,000         10,258,100
      Senior Series A, FGIC Insured, 5.00%, 7/01/30 ......................................          15,000,000         15,544,500
  Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ....................             220,000            233,268
                                                                                                                  ----------------
                                                                                                                       77,833,511
                                                                                                                  ----------------
  IDAHO 0.0% b
  Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ....................             195,000            194,992
                                                                                                                  ----------------
  ILLINOIS 4.5%
  Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36......................           7,765,000          7,667,627
c Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian
    Insured, 5.125%, 11/01/37.............................................................           5,000,000          5,033,300
  Chicago COP, AMBAC Insured, 7.75%, 7/15/11 .............................................           8,400,000          9,249,996
  Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, ETM, 5.75%,
    1/01/23 ..............................................................................           8,955,000         10,494,544


                                          Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ILLINOIS (CONTINUED)
  Chicago Sales Tax Revenue, FGIC Insured, Pre-Refunded, 5.375%, 1/01/27 .................    $      3,060,000    $     3,140,692
  Chicago SFMR, Collateral, Series A, GNMA Secured, 7.25%, 9/01/28 .......................               5,000              5,014
  Illinois Development Finance Authority Hospital Revenue,
      Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.65%, 11/15/24 .........           6,030,000          6,322,696
      Adventist Health System, Sunbelt Obligation, Pre-Refunded, 5.50%, 11/15/29 .........          20,000,000         20,905,800
      Sisters of St. Francis Health Services, Refunding, MBIA Insured, Pre-Refunded,
        5.375%, 11/01/27 .................................................................           5,000,000          5,119,050
  Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
    MBIA Insured, 5.50%, 5/15/21..........................................................          10,000,000         10,210,100
  Illinois HDA Revenue, MF Program, Series 1,
      6.625%, 9/01/12 ....................................................................           4,100,000          4,109,184
      6.75%, 9/01/21 .....................................................................           3,285,000          3,287,661
  Illinois Health Facilities Authority Revenue,
      Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
        8/15/25 ..........................................................................           9,120,000          9,543,715
      Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
        7/01/18 ..........................................................................           7,090,000          7,171,535
      Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 .....           2,105,000          2,375,156
      Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 .................           2,885,000          2,954,009
      Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
        11/15/28 .........................................................................           7,500,000          7,626,750
      South Suburban Hospital, ETM, 7.00%, 2/15/18 .......................................           4,200,000          4,910,388
      Victory Health Services, Series A, Pre-Refunded, 5.75%, 8/15/27 ....................           8,015,000          8,100,119
  Illinois State GO, FSA Insured, 5.00%, 9/01/29. ........................................          12,000,000         12,459,840
  Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
    2/01/22 ..............................................................................           5,285,000          5,576,521
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
      Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 ........           7,000,000          6,774,740
      Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/09.........           9,275,000          8,636,138
      Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/08 .............             185,000            179,017
      Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/09 .............             235,000            218,693
      Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn.
        to 6/14/12, 5.50% thereafter, 6/15/20 ............................................           8,240,000          6,963,624
      Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn.
        to 6/14/12, 5.55% thereafter, 6/15/21.............................................           6,000,000          5,067,420
      Capital Appreciation, McCormick Place, Refunding, Series B, zero cpn. to 6/14/17,
        5.65% thereafter, 6/15/22 ........................................................          30,000,000         20,098,500
      Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 ..............           1,315,000          1,272,683
      Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ..............           1,490,000          1,387,369
      McCormick Place Expansion Project, 6.50%, 6/15/22 ..................................               5,000              5,011
      McCormick Place Expansion Project, 6.50%, 6/15/27 ..................................             555,000            556,193
      McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%, 12/15/28 ........          39,580,000         40,737,319
      McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ..........             250,000            250,568
      McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn.,
        6/15/10 ..........................................................................           7,845,000          7,012,881
      McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn.,
        6/15/11 ..........................................................................           9,690,000          8,320,415
      McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10 ......             155,000            138,403
      McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28..........          26,795,000         27,505,335


10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  ILLINOIS (CONTINUED)
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
    Place Convention Center, ETM, 7.00%, 7/01/26 .........................................    $     12,000,000    $    15,582,000
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ....           1,000,000          1,211,540
  Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
    6.625%, 2/01/10 ......................................................................           1,950,000          1,952,398
  Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local
    Government Program, FSA Insured, zero cpn.,
      12/01/24 ...........................................................................           3,850,000          1,721,335
      12/01/26 ...........................................................................           7,700,000          3,113,572
  University of Illinois University Revenues, Auxiliary Facilities System,
      AMBAC Insured, zero cpn., 4/01/10 ..................................................          14,250,000         12,827,850
      Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 .................................           5,000,000          5,084,900
      Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 .................................           3,585,000          3,685,201
      Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26 ..............................           8,415,000          8,783,493
  Upper River Valley Development Authority Environmental Facilities Revenue, General
    Electric Co. Project, 5.45%, 2/01/23 .................................................           3,600,000          3,689,460
                                                                                                                  ----------------
                                                                                                                      339,039,755
                                                                                                                  ----------------
  INDIANA 1.3%
  Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
    3/01/27 ..............................................................................           5,000,000          5,070,350
  Indiana Health Facility Financing Authority Hospital Revenue,
      Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21 .......          15,590,000         16,602,415
      Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/21.....           1,910,000          2,101,898
      Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ................           1,200,000          1,211,856
  Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
    Refunding, 5.625%, 5/15/28 ...........................................................           1,750,000          1,748,775
  Indiana State Development Financing Authority Environmental Revenue, Refunding, 6.25%,
    7/15/30 ..............................................................................           2,000,000          2,041,700
  Indiana State Educational Facilities Authority Revenue,
      DePauw University Project, Refunding, 5.30%, 7/01/16 ...............................             600,000            620,088
      Valparaiso University, Refunding, AMBAC Insured, 5.125%, 10/01/23 ..................           2,015,000          2,067,551
  Indiana State HFA, SFMR, Refunding,
      Series A, 6.75%, 1/01/10 ...........................................................           1,745,000          1,753,917
      Series A, 6.80%, 1/01/17 ...........................................................          12,835,000         12,974,902
      Series A-2, GNMA Secured, 6.10%, 7/01/22 ...........................................             185,000            188,147
  Indiana Transportation Finance Authority Highway Revenue,
      Pre-Refunded, 5.375%, 12/01/25 .....................................................           2,235,000          2,344,649
      Refunding, 5.375%, 12/01/25.........................................................          12,765,000         13,391,251
  Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
    MBIA Insured, Pre-Refunded, 5.25%, 7/01/33 ...........................................          19,020,000         20,200,571
d Jasper County EDR, Georgia-Pacific Corp. Project,
      5.625%, 12/01/27 ...................................................................           3,500,000          3,522,785
      Refunding, 6.70%, 4/01/29 ..........................................................           3,000,000          3,123,480
  Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
    8.00%, 1/01/14 .......................................................................              85,000             85,139
  New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    Pre-Refunded, 5.375%, 1/15/18 ........................................................           1,500,000          1,552,470


                                         Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  INDIANA (CONTINUED)
  Petersburg PCR, 5.75%, 8/01/21 .........................................................    $      5,000,000    $     5,292,900
  Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
    Pre-Refunded, 5.20%, 1/15/18 .........................................................           1,000,000          1,026,360
                                                                                                                  ----------------
                                                                                                                       96,921,204
                                                                                                                  ----------------
  KANSAS 0.7%
  Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
      Series A, MBIA Insured, 5.30%, 6/01/31 .............................................          18,000,000         18,977,940
      Series B, MBIA Insured, 4.85%, 6/01/31 .............................................          19,325,000         19,573,133
  Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
    Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ..................................           2,000,000          2,065,960
  Kansas State Development Finance Authority Revenue, Water Pollution Control,
    Revolving Fund,
      Refunding, Series II, 5.125%, 11/01/18 .............................................           3,450,000          3,598,557
      Series II, Pre-Refunded, 5.125%, 11/01/18 ..........................................           1,550,000          1,629,716
  Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
    11/15/18 .............................................................................           1,875,000          1,898,400
  Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
    9/01/20 ..............................................................................           2,500,000          2,574,150
                                                                                                                  ----------------
                                                                                                                       50,317,856
                                                                                                                  ----------------
  KENTUCKY 1.2%
  Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
      8/15/07 ............................................................................           1,640,000          1,637,901
      8/15/08 ............................................................................           4,505,000          4,330,927
      8/15/09 ............................................................................           4,580,000          4,202,974
      8/15/10 ............................................................................           4,620,000          4,051,001
      8/15/13 ............................................................................           6,825,000          5,251,906
      8/15/14 ............................................................................           6,860,000          5,051,018
      8/15/16 ............................................................................           7,005,000          4,711,143
      8/15/17 ............................................................................           7,115,000          4,543,710
  Kentucky Economic Development Finance Authority Health System Revenue,
    Norton Healthcare Inc.,
      Refunding, Series B, MBIA Insured, zero cpn., 10/01/18 .............................           8,585,000          5,083,779
      Refunding, Series C, MBIA Insured, 6.05%, 10/01/19 .................................           7,385,000          8,210,569
      Refunding, Series C, MBIA Insured, 6.10%, 10/01/21 .................................           6,050,000          6,728,689
      Refunding, Series C, MBIA Insured, 6.10%, 10/01/23 .................................          11,295,000         12,542,533
      Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/19 ..............................           3,695,000          4,157,429
      Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/21 ..............................           2,875,000          3,242,626
      Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/23 ..............................           5,650,000          6,372,466
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
      5.80%, 10/01/12 ....................................................................           1,000,000          1,010,690
      5.85%, 10/01/17 ....................................................................           5,615,000          5,662,671
  Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, zero cpn.,
    1/01/08 ..............................................................................           5,250,000          5,168,625
                                                                                                                  ----------------
                                                                                                                       91,960,657
                                                                                                                  ----------------


12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  LOUISIANA 3.0%
  Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 .............................................................................    $     14,285,000    $    14,305,570
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
    Memorial Hospital Project, Refunding, Series A, Connie Lee Insured,
      6.375%, 12/01/12 ...................................................................           3,805,000          4,018,803
      6.50%, 12/01/18 ....................................................................           5,530,000          6,457,934
      6.65%, 12/01/21 ....................................................................           3,145,000          3,152,202
      6.85%, 12/01/22 ....................................................................          11,040,000         11,143,776
  East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue, Series A, 6.80%,
    10/01/28 .............................................................................             905,000            906,149
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
    Series A, AMBAC Insured, 5.00%, 7/15/33 ..............................................          30,350,000         30,911,779
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 .............................................................................           5,655,000          5,834,999
  Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 .......................................................................           1,025,000          1,036,203
  Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ................          12,485,000         13,256,448
  Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 ......           5,055,000          5,128,702
  Louisiana Local Government Environmental Facilities and CDA Revenue,
      Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ....................           4,290,000          4,376,958
      MBIA Insured, 5.00%, 12/01/26 ......................................................           5,605,000          5,765,527
  Louisiana Public Facilities Authority Revenue,
      Millennium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30 ..............          10,000,000         10,273,800
      Ochsner Clinic Foundation Project, Refunding, Series B, 5.75%, 5/15/23 .............          10,000,000         10,550,800
      Tulane University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32 ...........           5,000,000          5,254,900
  Louisiana State Gas and Fuels Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 6/01/27 ......................................................          19,250,000         19,737,795
      FSA Insured, 4.75%, 5/01/39 ........................................................          17,250,000         17,220,675
  Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 ..............           9,000,000          9,338,400
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%,
    3/01/13 ..............................................................................           2,200,000          2,205,566
  St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 .....          40,500,000         40,466,385
  West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15 ..........           3,050,000          3,059,181
                                                                                                                  ----------------
                                                                                                                      224,402,552
                                                                                                                  ----------------
  MAINE 0.2%
  Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
    6.20%, 9/01/19 .......................................................................           8,000,000          8,321,600
  Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA
    Insured, 5.00%, 7/01/32 ..............................................................           6,045,000          6,231,730
                                                                                                                  ----------------
                                                                                                                       14,553,330
                                                                                                                  ----------------
  MARYLAND 0.8%
  Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
    9/01/32 ..............................................................................           3,500,000          3,631,740
  Baltimore Project Revenue,
      Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37 .......................           5,000,000          5,206,050
      Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37 ............................           8,130,000          8,484,875
  Maryland State EDC Student Housing Revenue, University of Maryland College Park
    Projects, Refunding, CIFG Insured, 5.00%, 6/01/33 ....................................          15,000,000         15,507,300


                                         Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MARYLAND (CONTINUED)
  Maryland State Health and Higher Educational Facilities Authority Revenue,
    Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ......................    $     20,000,000    $    20,711,800
  Prince George's County GO, Consolidated Public Improvement, Series A, Pre-Refunded,
    5.00%, 10/01/23 ......................................................................           5,385,000          5,709,392
                                                                                                                  ----------------
                                                                                                                       59,251,157
                                                                                                                  ----------------
  MASSACHUSETTS 4.1%
  Massachusetts Bay Transportation Authority Revenue, Special Assessment,
      2007, Refunding, Series A, 5.25%, 7/01/30 ..........................................           2,785,000          2,870,388
      Series A, Pre-Refunded, 5.25%, 7/01/30 .............................................          29,740,000         30,925,139
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior
    Series A, 5.00%, 7/01/28 .............................................................          10,000,000         10,785,800
  Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
    Pre-Refunded, 5.00%, 6/01/22 .........................................................          15,070,000         15,812,499
  Massachusetts State Development Finance Agency Revenue,
      Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
      5.125%, 8/01/28 ....................................................................           6,735,000          6,990,526
      Worcester Polytechnic Institute, MBIA Insured, 5.00%, 9/01/37 ......................          10,000,000         10,384,800
  Massachusetts State GO,
      MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .........................................           4,100,000          4,308,567
      Series B, ETM, 6.50%, 8/01/08 ......................................................           5,845,000          5,990,716
  Massachusetts State Health and Educational Facilities Authority Revenue,
    c Berklee College Music, Refunding, Series A, 5.00%, 10/01/37 ........................          10,000,000         10,247,700
      Berkshire Health System, Series E, 6.25%, 10/01/31 .................................           2,250,000          2,397,915
      Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 .................           4,500,000          4,791,060
      Harvard University, Series FF, 5.00%, 7/15/22 ......................................          13,550,000         14,115,713
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
      5.65%, 10/01/17 ....................................................................           2,295,000          2,344,480
      5.70%, 10/01/27 ....................................................................           7,375,000          7,533,341
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
    MBIA Insured, 5.75%, 7/01/39 .........................................................          10,150,000         10,357,974
  Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      AMBAC Insured, 4.75%, 8/15/32 ......................................................          15,000,000         15,154,950
      AMBAC Insured, 4.50%, 8/15/35 ......................................................          30,000,000         29,115,600
      FSA Insured, 5.00%, 8/15/30 ........................................................          15,000,000         15,613,500
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
      Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 ..................................          52,130,000         52,206,110
      Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 .............................           5,000,000          5,129,250
      sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ......................          21,350,000         21,677,722
  Massachusetts State Water Pollution Abatement Trust Revenue,
      Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 ............             225,000            231,298
      Massachusetts Water Revenue Abatement Program, Series A, Pre-Refunded, 5.00%,
        8/01/32 ..........................................................................           4,775,000          5,022,345
      Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ...........           5,210,000          5,440,438
      Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ........           1,290,000          1,351,623
  Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
    MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ..........................................          16,405,000         17,113,368
                                                                                                                  ----------------
                                                                                                                      307,912,822
                                                                                                                  ----------------


14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN 3.6%
  Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ...............................    $      6,300,000    $     6,439,671
  Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27 ...............................           5,310,000          5,593,660
  Coldwater Community Schools GO, MBIA Insured, Pre-Refunded, zero cpn., 5/01/18 .........           5,935,000          3,132,731
  Detroit City School District GO,
      School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
        5/01/23 ..........................................................................           2,000,000          2,110,020
      School Building and Site Improvements, Series A, FSA Insured, Pre-Refunded, 5.125%,
        5/01/31 ..........................................................................          14,925,000         15,722,294
      School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33 ......          16,870,000         17,438,350
  Detroit Sewage Disposal Revenue, senior lien, Series A, FGIC Insured, Pre-Refunded,
    5.125%, 7/01/31 ......................................................................          10,000,000         10,465,900
  Detroit Sewage Disposal System Revenue, second lien, Series A, MBIA Insured,
      5.00%, 7/01/30 .....................................................................           5,470,000          5,675,946
      Pre-Refunded, 5.00%, 7/01/30 .......................................................           4,530,000          4,834,461
  Detroit Water Supply System Revenue,
      second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ................................           5,000,000          5,343,550
      senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ................................          17,575,000         17,968,504
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..................           7,060,000          7,415,471
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..................           6,170,000          6,485,225
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...........           8,625,000          8,772,401
  Grand Rapids Public Schools GO, School Building and Site, FSA Insured, 4.50%,
    5/01/31 ..............................................................................          21,800,000         21,057,710
  Harrison Community Schools GO, AMBAC Insured, zero cpn., 5/01/20 .......................           6,000,000          2,724,840
  Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
    5/01/30 ..............................................................................           4,145,000          4,337,452
  Michigan State Building Authority Revenue,
      Facilities Program, Refunding, Series I, 5.00%, 10/15/24 ...........................          31,350,000         32,182,970
      Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ................................           9,475,000          9,871,529
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .........................................          18,000,000         19,079,100
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ......          10,000,000         10,363,200
  Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded,
      5.00%, 11/01/25 ....................................................................          16,250,000         16,974,425
      5.25%, 11/01/30 ....................................................................          10,000,000         10,542,800
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ........................................................          10,000,000         10,320,000
  Southgate Community School District GO, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25 .....           5,500,000          5,613,795
  Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36 ...............           5,000,000          5,210,800
  West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ........................           5,000,000          5,160,050
                                                                                                                  ----------------
                                                                                                                      270,836,855
                                                                                                                  ----------------
  MINNESOTA 2.1%
  Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 .......................           9,100,000          9,193,639
  Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ......           1,500,000          1,538,490


                                         Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA (CONTINUED)
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
      Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ..............................    $     10,000,000    $    10,284,600
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...............................          32,025,000         33,496,549
      Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 ...............................           5,000,000          5,271,650
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ...............................          19,000,000         19,873,050
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
      Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .................................             510,000            522,811
      Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ..............................          25,300,000         25,946,668
  Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/30 ...............           5,000,000          5,117,400
  Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 .............................................................................          11,075,000         11,444,905
  Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ...          20,000,000         20,392,000
  Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 .............................................................................           8,005,000          8,265,723
  University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 .........................           1,250,000          1,371,675
                                                                                                                  ----------------
                                                                                                                      152,719,160
                                                                                                                  ----------------
  MISSISSIPPI 1.4%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .........          36,500,000         36,840,910
  Jackson County Environmental Improvement Revenue, International Paper Co. Project,
    6.70%, 5/01/24 .......................................................................           3,500,000          3,660,860
  Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
      5.875%, 4/01/22 ....................................................................          40,000,000         40,045,200
      5.90%, 5/01/22 .....................................................................           8,250,000          8,265,015
  Mississippi State GO, Refunding, 5.75%, 12/01/12 .......................................           2,000,000          2,177,340
  Mississippi State University Educational Building Corp. Revenue, Residence Hall and
    Campus Improvement, MBIA Insured, 5.00%, 8/01/35 .....................................          13,265,000         13,679,266
                                                                                                                  ----------------
                                                                                                                      104,668,591
                                                                                                                  ----------------
  MISSOURI 1.4%
  Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ...............           9,095,000          9,421,056
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
    Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 ..................................          11,500,000         11,818,665
  Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
      Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 ...........................          14,000,000         14,514,920
      Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ...................................           8,000,000          8,237,680
  Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
    10/15/28 .............................................................................           8,250,000          8,333,325
  Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
      Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ..................................             230,000            233,804
      Series A, AMBAC Insured, 5.25%, 6/01/21 ............................................           8,740,000          9,163,890
      Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 ..............................           8,760,000          9,283,936
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/22 ...............................           4,270,000          4,356,766


16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MISSOURI (CONTINUED)
  St. Louis Airport Revenue,
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%,
        7/01/20 ..........................................................................    $      5,000,000    $     5,212,300
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%,
        7/01/21 ..........................................................................           7,250,000          7,557,835
      Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 5.00%,
        7/01/27 ..........................................................................          12,390,000         13,010,367
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., 5.40%,
    5/15/28 ..............................................................................           4,000,000          4,012,960
                                                                                                                  ----------------
                                                                                                                      105,157,504
                                                                                                                  ----------------
  MONTANA 0.6%
  Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ....          30,000,000         31,052,100
  Montana Facility Finance Authority Revenue, Benefis Health System, Refunding,
    Assured Guaranty, 5.00%, 1/01/37 .....................................................          14,600,000         14,940,618
                                                                                                                  ----------------
                                                                                                                       45,992,718
                                                                                                                  ----------------
  NEBRASKA 1.7%
  Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
    12/15/31 .............................................................................           5,795,000          6,063,772
  Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36 ....          24,725,000         25,756,527
  Lincoln Electric System Revenue, 5.00%, 9/01/31 ........................................           8,645,000          8,958,468
  Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
      Refunding, AMBAC Insured, 5.00%, 2/01/35 ...........................................          30,000,000         31,078,200
      Series A, AMBAC Insured, 5.125%, 4/01/26 ...........................................          12,500,000         13,173,500
  Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2,
    Series A, AMBAC Insured, 5.00%, 2/01/30 ..............................................          12,165,000         12,685,784
  Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
    AMBAC Insured, 5.00%, 1/01/37 ........................................................          15,000,000         15,499,800
  University of Nebraska Revenue, Omaha Student Facilities Project, 5.00%, 5/15/32 .......           5,895,000          6,092,777
  University of Nebraska University Revenues, Kearney Student Fees and Facilities, 5.00%,
    7/01/30 ..............................................................................           5,000,000          5,169,700
                                                                                                                  ----------------
                                                                                                                      124,478,528
                                                                                                                  ----------------
  NEVADA 1.7%
  Clark County Airport Revenue, sub. lien,
      Series A-2, FGIC Insured, 5.125%, 7/01/27 ..........................................          10,000,000         10,403,400
      Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 ...............................          20,000,000         21,021,800
  Director of the State Department of Business and Industry Revenue,
    Las Vegas Monorail Project,
      AMBAC Insured, zero cpn., 1/01/25 ..................................................           3,080,000          1,332,654
      AMBAC Insured, zero cpn., 1/01/26 ..................................................           3,815,000          1,567,469
      AMBAC Insured, zero cpn., 1/01/27 ..................................................           3,000,000          1,170,030
      AMBAC Insured, zero cpn., 1/01/28 ..................................................          13,315,000          4,927,482
      AMBAC Insured, zero cpn., 1/01/29 ..................................................           8,410,000          2,951,994
      first tier, AMBAC Insured, 5.625%, 1/01/32 .........................................          21,995,000         23,155,676
      first tier, AMBAC Insured, 5.625%, 1/01/34 .........................................          15,000,000         15,791,550
  Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
    Pre-Refunded, 5.25%, 7/01/18 .........................................................          23,685,000         24,232,834
  Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
    12/01/17 .............................................................................          10,275,000         10,368,092


                                         Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEVADA (CONTINUED)
  Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
    1/15/23 ..............................................................................    $      5,000,000    $     5,227,350
  Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
    7/01/24 ..............................................................................           5,000,000          5,111,950
                                                                                                                  ----------------
                                                                                                                      127,262,281
                                                                                                                  ----------------
  NEW HAMPSHIRE 0.2%
  Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
    6/20/33 ..............................................................................           5,603,000          5,726,826
  New Hampshire Health and Education Facilities Authority Revenue,
      Exeter Project, 6.00%, 10/01/24 ....................................................           2,000,000          2,149,660
      Exeter Project, 5.75%, 10/01/31 ....................................................           1,000,000          1,044,350
      The Memorial Hospital, Refunding, 5.25%, 6/01/26 ...................................           1,000,000          1,015,740
      The Memorial Hospital, Refunding, 5.25%, 6/01/36 ...................................           1,100,000          1,109,504
  New Hampshire Higher Educational and Health Facilities Authority Revenue,
      New Hampshire Catholic Charities, 5.80%, 8/01/22 ...................................           1,000,000          1,003,720
      Rivier College, Refunding, 5.60%, 1/01/28 ..........................................           4,590,000          4,685,013
                                                                                                                  ----------------
                                                                                                                       16,734,813
                                                                                                                  ----------------
  NEW JERSEY 2.3%
  Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
    5.00%, 8/01/23 .......................................................................           5,000,000          5,162,600
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
      Series 1, 6.00%, 1/01/19 ...........................................................           2,100,000          2,102,667
      Series 1, 6.00%, 1/01/29 ...........................................................           5,000,000          4,981,750
      Series 2, 6.125%, 1/01/19 ..........................................................           2,000,000          2,008,060
      Series 2, 6.125%, 1/01/29 ..........................................................           5,000,000          5,010,200
  New Jersey EDA Lease Revenue, International Center for Public Health Project, University
    of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .............................           5,000,000          5,268,650
  New Jersey EDA Revenue,
      Cigarette Tax, 5.75%, 6/15/29 ......................................................          20,000,000         21,388,400
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ............          10,000,000         10,420,400
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ............           5,000,000          5,158,850
      School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .............           7,500,000          7,574,250
      School Facilities Construction, Series O, 5.125%, 3/01/28 ..........................          20,000,000         20,885,800
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ................................          12,400,000         12,992,968
  New Jersey State Turnpike Authority Turnpike Revenue,
      Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
        5.15% thereafter, 1/01/35 ........................................................          10,000,000          7,082,500
      Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...............................           7,500,000          7,813,200
      Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...............................          13,000,000         13,513,240
      Series C, FSA Insured, 5.00%, 1/01/30 ..............................................          15,845,000         16,419,857
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Pre-Refunded, 5.75%,
    6/01/32 ..............................................................................          19,830,000         21,107,845
                                                                                                                  ----------------
                                                                                                                      168,891,237
                                                                                                                  ----------------


18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW MEXICO 0.0% b

  New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
    Pre-Refunded, 6.00%, 6/15/13 .........................................................    $      1,000,000    $     1,058,610
                                                                                                                  ----------------
  NEW YORK 9.5%
  Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/47 ....................          10,500,000         10,731,525
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 .........          25,000,000         26,525,250
  Long Island Power Authority Electric System Revenue, General, Series A, MBIA Insured,
    Pre-Refunded, 5.25%, 12/01/26 ........................................................          10,000,000         10,229,100
  MTA Commuter Facilities Revenue, Series A,
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 .........................................           8,950,000          9,139,650
      Pre-Refunded, 5.25%, 7/01/28 .......................................................           5,000,000          5,270,300
      Pre-Refunded, 6.125%, 7/01/29 ......................................................          15,040,000         15,711,987
  MTA Dedicated Tax Fund Revenue, Series A,
      FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .........................................          12,500,000         13,221,500
      FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ........................................          14,250,000         14,959,507
      MBIA Insured, ETM, 6.25%, 4/01/11 ..................................................           1,280,000          1,389,350
  MTA Revenue,
      Refunding, Series E, 5.25%, 11/15/31 ...............................................          10,000,000         10,410,500
      Refunding, Series U, 5.125%, 11/15/31 ..............................................          20,720,000         21,350,924
      Series A, MBIA Insured, 4.75%, 11/15/27 ............................................          15,000,000         15,318,450
  MTA Transit Facilities Revenue,
      Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 ................................           3,630,000          3,706,920
      Series A, Pre-Refunded, 6.00%, 7/01/24 .............................................           5,000,000          5,213,900
      Series A, Pre-Refunded, 5.625%, 7/01/27 ............................................          10,800,000         11,045,160
      Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ..........................          15,000,000         16,206,750
  Nassau County GO, Improvement, Refunding, Series F, 6.625%, 3/01/08 ....................           7,325,000          7,441,028
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 .........................................................          10,000,000         10,580,500
  New York City GO,
      Refunding, Series B, 6.125%, 8/01/09 ...............................................               5,000              5,011
      Refunding, Series H, 6.25%, 8/01/15 ................................................             725,000            733,628
      Refunding, Series H, 6.125%, 8/01/25 ...............................................           4,155,000          4,204,029
      Series D, 8.00%, 8/01/16 ...........................................................               5,000              5,101
      Series D, 5.50%, 6/01/24 ...........................................................          16,405,000         17,356,490
      Series D, Pre-Refunded, 5.50%, 6/01/24 .............................................           7,535,000          8,094,700
      Series E, 6.50%, 12/01/12 ..........................................................              20,000             20,172
      Series F, 5.25%, 1/15/23 ...........................................................          20,000,000         20,923,800
      Series G, Pre-Refunded, 6.00%, 10/15/26 ............................................          15,335,000         15,559,044
      Series H, Pre-Refunded, 6.25%, 8/01/15 .............................................          12,310,000         12,433,100
      Series H, Pre-Refunded, 6.125%, 8/01/25 ............................................          61,630,000         62,246,300
      Series I, 6.25%, 4/15/13 ...........................................................           1,480,000          1,497,849
      Series J, Pre-Refunded, 8.00%, 8/01/21 .............................................          28,260,000         28,542,600
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Pre-Refunded, 5.50%, 6/15/33 .......................................................          55,000,000         58,161,950
      Refunding, Series D, 5.25%, 6/15/25 ................................................          10,000,000         10,485,000
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ...............................          10,000,000         10,422,100
      Series A, Pre-Refunded, 5.75%, 6/15/30 .............................................           8,000,000          8,373,440
      Series G, FSA Insured, 5.125%, 6/15/32 .............................................          24,215,000         25,005,620


                                         Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Refunding, Series B, 5.00%, 5/01/30 ................................................    $      7,205,000    $     7,408,397
      Series B, Pre-Refunded, 6.00%, 11/15/29 ............................................          10,000,000         10,692,700
      Series B, Pre-Refunded, 5.00%, 5/01/30 .............................................             295,000            312,086
      Series C, Pre-Refunded, 5.50%, 11/01/20 ............................................           5,000,000          5,277,750
      Series C, Pre-Refunded, 5.50%, 11/01/24 ............................................           4,200,000          4,433,310
      Series D, 5.00%, 2/01/27 ...........................................................          10,000,000         10,319,500
      Series E, 5.00%, 2/01/28 ...........................................................           8,885,000          9,160,168
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.40%, 1/01/19 .........................................................          15,000,000         15,719,850
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 .......................................................           8,000,000          8,307,040
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
    AMBAC Insured, 5.00%, 11/15/30 .......................................................          10,000,000         10,419,100
  New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
    5/15/39 ..............................................................................          16,000,000         17,099,520
  New York State Dormitory Authority Revenues,
      City University System Consolidated, Third General, Refunding, Series 1, 5.25%,
        7/01/25 ..........................................................................          10,000,000         10,279,000
      Second Hospital, Interfaith Medical Center, Series D, Pre-Refunded, 5.30%,
        2/15/19 ..........................................................................           5,000,000          5,117,200
      Second Hospital, Interfaith Medical Center, Series D, Pre-Refunded, 5.40%,
        2/15/28 ..........................................................................           8,000,000          8,191,760
      State Supported Debt, Mental Health Services, Refunding, Series A, 6.00%,
        8/15/17 ..........................................................................              55,000             56,157
      State Supported Debt, Mental Health Services, Refunding, Series A, 5.75%,
        2/15/27 ..........................................................................              15,000             15,304
      State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%,
        5/15/21 ..........................................................................           6,495,000          6,638,734
      State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
        5/15/21 ..........................................................................             670,000            681,792
      State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
        7/01/28 ..........................................................................           6,570,000          6,698,049
      State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
        7/01/28 ..........................................................................           3,430,000          3,546,003
  New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
    9/15/22 ..............................................................................          17,505,000         17,826,917
  New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
      6.10%, 11/01/15 ....................................................................           4,190,000          4,226,956
      6.125%, 11/01/20 ...................................................................           3,530,000          3,561,417
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ............................................           1,420,000          1,514,842
  Onondaga County GO,
      5.875%, 2/15/12 ....................................................................             300,000            325,434
      ETM, 5.875%, 2/15/12 ...............................................................             700,000            760,564
  Triborough Bridge and Tunnel Authority Revenues, General Purpose,
      Refunding, Series A, 5.00%, 1/01/27 ................................................           5,000,000          5,126,950
      Series A, 5.00%, 1/01/32 ...........................................................           3,085,000          3,154,628
      Series A, Pre-Refunded, 5.00%, 1/01/32 .............................................          16,915,000         17,745,696
      Series B, Pre-Refunded, 5.50%, 1/01/30 .............................................          15,000,000         17,030,850
      Series X, ETM, 6.625%, 1/01/12 .....................................................           1,800,000          1,973,412
      Series Y, ETM, 6.00%, 1/01/12 ......................................................           1,000,000          1,058,720
                                                                                                                  ----------------
                                                                                                                      707,202,041
                                                                                                                  ----------------


20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NORTH CAROLINA 3.0%
  Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ......................    $      6,000,000    $     6,172,680
  Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 ....................          15,940,000         16,364,641
  North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 5.75%, 1/01/26 ................................................          65,350,000         67,798,011
      Refunding, Series B, 6.00%, 1/01/22 ................................................           1,250,000          1,422,900
      Refunding, Series B, 6.25%, 1/01/23 ................................................          39,030,000         45,655,733
      Refunding, Series B, 5.75%, 1/01/24 ................................................          35,140,000         36,476,023
      Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ..................................           1,280,000          1,281,472
      Refunding, Series D, 5.125%, 1/01/23 ...............................................          12,000,000         12,321,360
      Refunding, Series D, 5.125%, 1/01/26 ...............................................           3,000,000          3,071,670
      Series D, 6.70%, 1/01/19 ...........................................................           2,000,000          2,133,420
      Series D, 6.75%, 1/01/26 ...........................................................           5,000,000          5,338,000
  North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
    FSA Insured, 4.75%, 9/01/24 ..........................................................           6,970,000          7,019,766
  University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ......           5,000,000          5,110,150
  Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ............          11,000,000         11,601,260
                                                                                                                  ----------------
                                                                                                                      221,767,086
                                                                                                                  ----------------

  OHIO 3.0%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
    Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 .............................           9,250,000          9,512,885
  Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
      12/01/26 ...........................................................................           6,085,000          6,304,790
      12/01/27 ...........................................................................           3,185,000          3,303,609
  Cleveland Airport System Revenue, Series A, FSA Insured,
      5.00%, 1/01/31 .....................................................................          17,930,000         18,221,183
      Pre-Refunded, 5.00%, 1/01/31 .......................................................           2,070,000          2,147,004
  Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 .......           5,000,000          5,169,000
  Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 ..........................................          16,000,000         16,917,280
  Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 .......          17,100,000         18,541,701
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
      Series A, 5.625%, 2/01/18 ..........................................................           6,000,000          6,178,680
      Series E, 6.05%, 10/01/09 ..........................................................           4,000,000          4,172,960
      Series F, 6.05%, 10/01/09 ..........................................................           2,750,000          2,868,910
  Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue,
      MBIA Insured, Pre-Refunded, 5.00%, 12/01/27 ........................................           6,145,000          6,231,952
      Refunding, MBIA Insured, 5.00%, 12/01/27 ...........................................           1,355,000          1,372,073
  Hamilton County Sales Tax Revenue,
      Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 ............................           1,995,000          2,067,458
      Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 .........................           8,005,000          8,371,869
  Kettering City School District GO, School Improvement,
      FGIC Insured, Pre-Refunded, 5.00%, 12/01/30 ........................................           5,590,000          5,934,791
      Refunding, FGIC Insured, 5.00%, 12/01/30 ...........................................           1,860,000          1,974,725
  Little Miami Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
    5.00%, 12/01/34 ......................................................................           4,000,000          4,298,960


                                         Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO (CONTINUED)
  Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
      12/01/31 ...........................................................................    $      8,000,000    $     8,338,640
      12/01/36 ...........................................................................          13,725,000         14,252,864
  Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
    Pre-Refunded,
      5.50%, 12/01/10 ....................................................................           1,300,000          1,350,193
      5.60%, 12/01/11 ....................................................................           1,000,000          1,040,810
      5.65%, 12/01/12 ....................................................................             925,000            963,776
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
    Pre-Refunded,
      5.375%, 12/01/20 ...................................................................           4,275,000          4,525,216
      5.45%, 12/01/25 ....................................................................           3,000,000          3,182,580
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water
    Control Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%,
    6/01/19 ..............................................................................          18,000,000         18,261,900
  Pickerington Local School District GO, School Facilities Construction and
    Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 .............................          15,000,000         15,711,300
  Springboro Community City School District GO, School Improvement, MBIA Insured,
    Pre-Refunded, 5.00%, 12/01/27 ........................................................          10,350,000         11,007,018
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/29 ..............................................................................          11,305,000         11,919,201
  University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
    6/01/28 ..............................................................................           4,000,000          4,096,080
  University of Cincinnati General Receipts Revenue, Series A, FGIC Insured,
    Pre-Refunded, 5.25%, 6/01/24 .........................................................           5,000,000          5,299,050
                                                                                                                  ----------------
                                                                                                                      223,538,458
                                                                                                                  ----------------

  OKLAHOMA 0.1%
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
    Refunding, 6.00%, 8/15/14 ............................................................           4,000,000          4,135,840
                                                                                                                  ----------------
  OREGON 1.2%
  Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 .............          10,500,000         10,887,030
  Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded,
    5.25%, 6/15/20 .......................................................................           4,000,000          4,155,920
  Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
    10/15/13 .............................................................................           1,250,000          1,391,062
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 .........................................................          10,000,000         10,652,300
  Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
    Series A, 4.50%, 11/15/32 ............................................................          30,000,000         29,245,800
  Oregon State EDR, Georgia-Pacific Corp. Project,
      Refunding, Series 183, 5.70%, 12/01/25 .............................................           3,500,000          3,529,995
    d Series CLVII, 6.35%, 8/01/25 .......................................................           5,500,000          5,544,880
  Oregon State GO, State Board of Higher Education, Series A,
      5.00%, 8/01/26 .....................................................................           6,630,000          6,954,870
      5.00%, 8/01/27 .....................................................................           6,955,000          7,290,996
      Pre-Refunded, 5.00%, 8/01/26 .......................................................          12,000,000         12,515,400
                                                                                                                  ----------------
                                                                                                                       92,168,253
                                                                                                                  ----------------


22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA 4.4%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A,
    MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ..........................................    $     10,000,000    $    11,011,900
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
    12/01/29 .............................................................................          10,000,000         10,244,500
  Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC
    Insured, 5.00%, 3/01/29 ..............................................................          10,000,000         10,258,500
  Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ........................................           5,000,000          5,044,800
  Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 .............           5,000,000          5,229,350
  c Coatesville School District GO, FSA Insured, 5.00%, 8/01/24 ..........................           6,420,000          6,771,302
  Delaware County Authority University Revenue, Villanova University, Series A, MBIA
    Insured, 5.00%, 12/01/18 .............................................................           7,090,000          7,240,946
  Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
      1/01/22 ............................................................................           8,500,000          8,862,185
      1/01/26 ............................................................................          10,000,000         10,414,400
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ........................................................           5,000,000          5,575,400
  Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
    11/01/37 .............................................................................           5,000,000          5,145,100
  Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
    12/01/30 .............................................................................          18,700,000         19,734,671
  Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
    Retirement-Life Communities Inc., 5.25%, 11/15/28 ....................................           2,500,000          2,511,000
  Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
    5.25%, 10/01/30 ......................................................................          12,150,000         12,666,983
  Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ........           5,000,000          5,235,250
  Pennsylvania State Public School Building Authority Lease Revenue, School District
    of Philadelphia Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ...................          32,000,000         33,834,560
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
    7/15/31 ..............................................................................           5,850,000          6,155,546
  Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA
    Insured, 5.25%, 10/01/30 .............................................................          15,630,000         16,185,334
  Philadelphia Gas Works Revenue,
      Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ......................................           5,000,000          5,149,900
      Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 .............................           5,000,000          5,035,200
  Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ..........................................           5,000,000          5,027,500
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
      Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA
      Insured, 5.30%, 1/01/18 ............................................................           2,855,000          2,912,414
      Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA
      Insured, 5.35%, 1/01/23 ............................................................           5,690,000          5,805,621
      Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
      5.375%, 1/01/28 ....................................................................           3,700,000          3,767,969
      Temple University Hospital, Pre-Refunded, 5.875%, 11/15/23 .........................           5,000,000          5,079,050
  Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%, 9/01/29 ....          15,000,000         15,489,750
  Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
      4/15/29 ............................................................................          10,965,000         11,375,530
      4/15/30 ............................................................................          12,000,000         12,441,360


                                         Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA (CONTINUED)
  Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ...    $     14,050,000    $    14,938,662
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured,
      5.00%, 11/01/31 ....................................................................           8,995,000          9,282,930
      Pre-Refunded, 5.00%, 11/01/31 ......................................................          16,005,000         16,870,550
  Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
    5.125%, 2/01/35 ......................................................................          15,000,000         15,412,050
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
    Sales Tax, AMBAC Insured, 5.25%, 2/01/31 .............................................           5,000,000          5,158,050
  State Public School Building Authority School Revenue, Daniel Boone School District
    Project, MBIA Insured, Pre-Refunded, 5.00%, 4/01/28 ..................................           9,500,000         10,030,670
  Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 .......................................................           2,400,000          2,535,216
                                                                                                                  ----------------
                                                                                                                      328,434,149
                                                                                                                  ----------------

  RHODE ISLAND 1.2%
  Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
    8/01/30 ..............................................................................           7,990,000          8,266,614
  Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing,
    Series A, Pre-Refunded,
      5.875%, 9/15/23 ....................................................................           2,000,000          2,045,960
      6.00%, 9/15/33 .....................................................................           3,000,000          3,072,990
  Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
      Refunding, Series 15-A, 6.85%, 10/01/24 ............................................             620,000            620,477
      Refunding, Series 25-A, 4.95%, 10/01/16 ............................................             130,000            131,638
      Series 10-A, 6.50%, 10/01/22 .......................................................             475,000            475,551
      Series 10-A, 6.50%, 4/01/27 ........................................................             265,000            265,710
  Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA
    Insured, 5.00%,
      7/01/27 ............................................................................          12,280,000         12,667,925
      7/01/30 ............................................................................          14,965,000         15,387,612
  Rhode Island State Health and Educational Building Corp. Revenue,
      Health Facilities, St. Antoine, Series B, 6.125%, 11/15/29 .........................           8,090,000          8,385,771
      Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC
        Insured, 5.00%, 9/15/30 ..........................................................          10,000,000         10,419,200
      Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 ......................             925,000          1,004,920
      Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21 ........           6,075,000          6,764,816
      Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
        5.00%, 5/15/26 ...................................................................           5,000,000          5,183,050
      Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured,
        5.00%, 5/15/32 ...................................................................          14,440,000         14,852,551
                                                                                                                  ----------------
                                                                                                                       89,544,785
                                                                                                                  ----------------

  SOUTH CAROLINA 1.8%
  Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
    FSA Insured, Pre-Refunded, 5.00%, 3/01/26 ............................................           7,750,000          8,120,605
  Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
    District, 5.25%, 12/01/30 ............................................................           8,000,000          8,384,080


24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  SOUTH CAROLINA (CONTINUED)
  Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
    10/01/28 .............................................................................    $      8,000,000    $     8,277,920
  Greenville County School District Installment Purchase Revenue, Building Equity Sooner
    Tomorrow, Refunding, 5.00%, 12/01/28 .................................................           7,500,000          7,742,250
  Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
    District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32 ............................           7,030,000          6,772,280
  Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
    County Project, 5.00%, 12/01/26 ......................................................          10,000,000         10,072,500
  Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
    Mortgage, Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ..........................          13,860,000         14,240,041
  Newberry Investing in Children's Education Installment Revenue, Newberry County School
    District Project, 5.00%, 12/01/30 ....................................................           4,000,000          4,040,440
  Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School
    District, FSA Insured, 5.00%, 12/01/31 ...............................................           5,340,000          5,504,259
  Scago Educational Facilities Corp. for Chesterfield School District Revenue, School
    Project, Assured Guaranty, 5.00%, 12/01/29 ...........................................           7,500,000          7,684,950
  Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
    Assured Guaranty, 5.00%,
      12/01/25 ...........................................................................           3,440,000          3,545,814
      12/01/26 ...........................................................................           4,000,000          4,116,920
  Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
    Project, FSA Insured, 5.00%, 12/01/31 ................................................          10,000,000         10,353,700
  South Carolina Public Service Authority Revenue, Series B, FSA Insured,
    5.25%, 1/01/33 .......................................................................          31,835,000         33,024,356
  Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
    District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32 .............................           6,000,000          5,780,040
                                                                                                                  ----------------
                                                                                                                      137,660,155
                                                                                                                  ----------------

  SOUTH DAKOTA 0.4%
  South Dakota Health and Educational Facilities Authority Revenue,
      Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22 ..................................          15,425,000         16,255,174
      Sanford Health, 5.00%, 11/01/27 ....................................................           2,355,000          2,387,475
      Sanford Health, 5.00%, 11/01/40 ....................................................          12,945,000         12,943,964
                                                                                                                  ----------------
                                                                                                                       31,586,613
                                                                                                                  ----------------

  TENNESSEE 1.3%
  Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19 .................           6,000,000          6,133,080
  Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
    Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ............           7,000,000          7,441,210
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Refunding, Series A, FSA Insured, 5.00%, 1/01/22 ...................................           2,260,000          2,336,659
      Series A, FSA Insured, Pre-Refunded, 5.00%, 1/01/22 ................................           2,740,000          2,887,028
  Knox County Health Educational and Housing Facilities Board Revenue, University
    Health System Inc., Refunding, 5.25%, 4/01/27 ........................................          17,500,000         17,630,550
  Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
    4/01/30 ..............................................................................           7,850,000          8,163,372
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ...............................................           3,000,000          3,054,360
  Metropolitan Government of Nashville and Davidson County District Energy Revenue,
    Series A, AMBAC Insured, 5.00%, 10/01/25 .............................................           5,460,000          5,642,583


                                         Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Shelby County Health Educational and Housing Facilities Board Revenue, St. Jude
    Childrens' Research Hospital, 5.00%, 7/01/36 .........................................    $     20,000,000    $    20,084,800
  Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ...............          20,000,000         20,784,600
  Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
    7/01/15 ..............................................................................             360,000            364,824
                                                                                                                  ----------------
                                                                                                                       94,523,066
                                                                                                                  ----------------
  TEXAS 5.3%
  Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 .......          10,000,000         10,292,500
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health
    Services, FSA Insured, ETM,
      6.00%, 11/15/15 ....................................................................           7,500,000          7,550,775
      6.10%, 11/15/23 ....................................................................           8,300,000          8,611,499
  Bexar County HFC, MFHR,
      American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ...............           6,000,000          6,204,720
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 ............           1,000,000          1,045,930
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 .............           2,845,000          2,980,934
  Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
      5.875%, 5/01/22 ....................................................................           2,860,000          2,868,694
      6.35%, 5/01/25 .....................................................................           1,890,000          1,897,031
  Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ........................................           2,005,000          2,074,914
  Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ................................           1,000,000          1,041,580
  Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ..............................................           2,000,000          2,090,040
  Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
    FGIC Insured, 5.625%, 11/01/26 .......................................................          85,000,000         88,817,350
  Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 .............           4,095,000          4,562,772
  Duncanville ISD, GO,
      Refunding, Series B, 5.25%, 2/15/32 ................................................              50,000             51,833
      Series B, Pre-Refunded, 5.25%, 2/15/32 .............................................           9,850,000         10,405,934
  Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 .....................................           2,000,000          2,081,360
  Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
    Projects, Refunding, 5.50%, 9/01/17 ..................................................           3,250,000          3,337,197
  Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
    4/01/32 ..............................................................................           3,000,000          3,060,480
  Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded, zero cpn.,
      8/15/19 ............................................................................           5,285,000          2,820,340
      8/15/21 ............................................................................           8,420,000          3,965,315
      8/15/22 ............................................................................           8,470,000          3,750,685
  Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
    8/15/21 ..............................................................................           2,500,000          2,629,575
  Houston Airport System Revenue, sub. lien, Refunding, Series B, FSA Insured, 5.50%,
    7/01/30 ..............................................................................           2,000,000          2,066,600
  Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
    FGIC Insured, Pre-Refunded, 5.125%, 3/01/28 ..........................................          15,000,000         15,775,950
  Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ................           5,000,000          5,129,250
  Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
    Pre-Refunded,
      5.00%, 12/01/25 ....................................................................           9,710,000          9,941,778
      5.25%, 12/01/30 ....................................................................          14,000,000         14,619,360


26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 ...................................    $         20,000    $        20,016
  Keller ISD, GO,
      Pre-Refunded, 5.375%, 8/15/25 ......................................................           1,330,000          1,389,464
      Refunding, 5.375%, 8/15/25 .........................................................             170,000            176,317
  Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ........................................           1,000,000          1,062,460
  Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ...........................................           4,000,000          4,113,480
  Little Cypress Mauriceville Consolidated ISD, GO,
      Pre-Refunded, 5.90%, 8/01/29 .......................................................             785,000            816,989
      Refunding, 5.90%, 8/01/29 ..........................................................           1,345,000          1,397,711
  Lower Colorado River Authority Revenue,
      Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/15/26 ..................             130,000            135,303
      Refunding, FSA Insured, 5.00%, 5/15/31 .............................................          10,000,000         10,238,300
      Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ..................           1,870,000          1,917,105
  Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
    12/01/17 .............................................................................             145,000            147,348
  North Central Texas Health Facility Development Corp. Revenue,
      Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 .........          19,335,000         20,259,793
      Texas Health Resources System, Series B, MBIA Insured, Pre-Refunded, 5.125%,
        2/15/22 ..........................................................................           5,985,000          6,146,595
  Northside ISD, GO,
      Pre-Refunded, 5.00%, 2/15/26 .......................................................           1,345,000          1,396,527
      Refunding, 5.00%, 2/15/26 ..........................................................           1,155,000          1,179,324
  Onalaska ISD, GO, 5.375%, 2/15/32 ......................................................           2,840,000          2,964,477
  Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32 ....           3,000,000          3,144,090
  Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ...........           4,000,000          4,069,000
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
    12/01/22 .............................................................................          15,000,000         15,615,300
  Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ....           2,500,000          2,616,650
  San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue, 5.50%,
    8/01/25 ..............................................................................          20,000,000         21,399,200
  San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
      5/15/25 ............................................................................           5,000,000          5,149,550
      5/15/28 ............................................................................           5,000,000          5,143,000
  Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
    9/01/25 ..............................................................................           5,000,000          5,141,900
  Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
    Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ...........................           4,000,000          4,630,360
  Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
    Series C, 5.75%,
      8/15/18 ............................................................................           1,570,000          1,558,586
      8/15/28 ............................................................................           3,900,000          3,730,467
  Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
    10/01/20 .............................................................................             500,000            636,380
  Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
    4/01/33 ..............................................................................          10,000,000         10,332,200
  Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital
    Appreciation, AMBAC Insured, zero cpn., 8/15/31 ......................................          43,500,000         11,340,450


                                         Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TEXAS (CONTINUED)
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
    Project,
      Refunding, Series A, MBIA Insured, 5.50%, 11/01/17 .................................    $      1,735,000    $     1,775,131
      Series D, FSA Insured, 5.375%, 11/01/27 ............................................          11,080,000         11,474,337
  University of Texas University Revenues, Financing System, Series A, Pre-Refunded,
    5.70%, 8/15/20 .......................................................................           1,000,000          1,037,620
  Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
    System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ...............................          15,000,000         15,393,450
  Wylie ISD, GO,
      Pre-Refunded, 7.00%, 8/15/24 .......................................................             660,000            735,669
      Refunding, 7.00%, 8/15/24 ..........................................................             340,000            377,104
                                                                                                                  ----------------
                                                                                                                      398,336,049
                                                                                                                  ----------------

  UTAH 0.4%
  Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14 ...................          16,000,000         16,362,560
  Salt Lake County College Revenue, Westminster College Project, Pre-Refunded,
      5.70%, 10/01/17 ....................................................................           1,000,000          1,013,000
      5.75%, 10/01/27 ....................................................................           1,000,000          1,013,080
      5.625%, 10/01/28 ...................................................................           3,305,000          3,459,277
  South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26 ............           4,770,000          5,017,468
  South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30 ...           5,730,000          5,948,657
                                                                                                                  ----------------
                                                                                                                       32,814,042
                                                                                                                  ----------------

  VERMONT 0.5%
  Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 .....................           5,780,000          5,961,608
  University of Vermont and State Agricultural College Revenue, Refunding, MBIA Insured,
    5.00%, 10/01/30 ......................................................................          12,210,000         12,724,041
  Vermont Educational and Health Buildings Financing Agency Revenue,
      Fletcher Allen Health, Series A, AMBAC Insured, 6.125%, 12/01/27 ...................          13,000,000         13,928,070
      Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36 .........................           5,000,000          4,713,150
                                                                                                                  ----------------
                                                                                                                       37,326,869
                                                                                                                  ----------------

  VIRGINIA 0.5%
  Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
    5.00%, 6/15/30 .......................................................................          12,260,000         12,719,260
  Harrisonburg IDAR, FACS-Rockingham Memorial Hospital, AMBAC Insured, 5.00%, 8/15/31 ....          10,000,000         10,397,700
  Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
    7/01/18 ..............................................................................           2,000,000          2,060,080
  Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ......           5,000,000          5,215,700
  Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1, MBIA
    Insured, 5.35%, 7/01/31 ..............................................................          10,000,000         10,289,700
                                                                                                                  ----------------
                                                                                                                       40,682,440
                                                                                                                  ----------------

  WASHINGTON 3.5%
  Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
    Refunding, MBIA Insured, 5.20%, 11/01/27 .............................................             200,000            201,156
  Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series
    A, AMBAC Insured, 5.00%, 11/01/30 ....................................................          20,000,000         20,672,800


28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WASHINGTON (CONTINUED)
  Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I,
    Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 .........................    $        200,000    $       203,496
  Clark County PUD No. 1 Generating System Revenue,
      FGIC Insured, ETM, 6.00%, 1/01/08 ..................................................             200,000            201,838
      Refunding, FSA Insured, 5.50%, 1/01/25 .............................................          15,015,000         15,672,357
  Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
      Series A, 5.00%, 7/01/24 ...........................................................          15,255,000         15,923,169
      Series B, FSA Insured, 5.35%, 7/01/18 ..............................................          11,500,000         12,185,630
  Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
    5.00%, 12/01/33 ......................................................................          18,500,000         19,094,220
  Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
      Second Series A, MBIA Insured, 5.20%, 1/01/23 ......................................             250,000            255,378
      Series D, FSA Insured, 5.20%, 1/01/23 ..............................................           6,000,000          6,231,720
  King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ..........             145,000            145,584
  King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ............           5,000,000          5,166,450
  Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
    12/01/14 .............................................................................           2,000,000          2,136,200
  Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 .........           5,000,000          5,248,000
  Port Seattle Revenue, Refunding, Series A,
      FGIC Insured, 5.00%, 4/01/31 .......................................................          21,680,000         22,102,326
      MBIA Insured, 5.00%, 7/01/33 .......................................................          10,000,000         10,230,500
  Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 .............................          10,000,000         10,441,100
  Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ............................             300,000            307,734
  Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 .....................             185,000            185,531
  Snohomish County USD No. 6 GO, 6.50%, 12/01/11 .........................................           7,000,000          7,706,160
  Tacoma GO, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/22 ......................             300,000            301,854
  Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
      5.125%, 6/01/22 ....................................................................           2,925,000          3,036,764
      5.25%, 6/01/33 .....................................................................           9,770,000         10,127,093
  Washington State GO,
      AMBAC Insured, 5.00%, 1/01/31 ......................................................           7,925,000          8,216,481
      Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 .....................          10,000,000         10,314,200
      Series A, FGIC Insured, 5.00%, 7/01/27 .............................................          10,000,000         10,314,200
      Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .............................          10,120,000         10,502,941
  Washington State Health Care Facilities Authority Revenue,
      MultiCare Health Systems, MBIA Insured, 5.00%, 8/15/22 .............................             250,000            253,708
      Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%,
        10/01/36 .........................................................................           9,750,000         10,008,960
      Providence Health Care Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
        10/01/36 .........................................................................             250,000            267,815
      Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ...................           6,000,000          6,285,300
  Washington State Public Power Supply System Revenue,
      Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .........................           7,700,000          8,485,862
      Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn.,
        7/01/14 ..........................................................................          12,450,000          9,272,137
      Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14 .....           2,550,000          1,918,493
      Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 .....................           6,400,000          5,228,352
      Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 .....................          11,000,000          8,588,800
                                                                                                                  ----------------
                                                                                                                      257,434,309
                                                                                                                  ----------------


                                         Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  WEST VIRGINIA 0.5%
  Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding, 5.40%,
    5/01/25 ..............................................................................    $     10,000,000    $    10,072,500
  West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ........................          10,000,000         10,911,500
  West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series
    B, AMBAC Insured, 5.00%, 11/01/29 ....................................................           7,500,000          7,743,150
  West Virginia University Revenues, Improvement, West Virginia University Projects,
    Series C, FGIC Insured, 5.00%, 10/01/34 ..............................................          10,000,000         10,352,100
                                                                                                                  ----------------
                                                                                                                       39,079,250
                                                                                                                  ----------------
  WISCONSIN 0.7%
  Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .............................           2,200,000          2,205,940
  Wisconsin State Health and Educational Facilities Authority Revenue,
      Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ..............          21,050,000         21,386,800
      Franciscan Sisters Christian, Series A, Pre-Refunded, 5.50%, 2/15/18 ...............           1,500,000          1,528,410
      Franciscan Sisters Christian, Series A, Pre-Refunded, 5.50%, 2/15/28 ...............           1,000,000          1,018,940
      Mercy Health Systems Corp., AMBAC Insured, Pre-Refunded, 6.125%, 8/15/13 ...........           6,500,000          6,505,135
      Mercy Health Systems Corp., AMBAC Insured, Pre-Refunded, 6.125%, 8/15/17 ...........           7,500,000          7,505,925
      Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 .....................................          10,000,000         10,267,700
                                                                                                                  ----------------
                                                                                                                       50,418,850
                                                                                                                  ----------------
  U.S. TERRITORIES 1.9%
  PUERTO RICO 1.8%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding, 5.375%, 5/15/33 ...........................................................          21,765,000         22,078,851
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded,
      5.00%, 7/01/36 .....................................................................          62,000,000         66,703,320
      5.50%, 7/01/36 .....................................................................           7,000,000          7,791,420
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series K, 5.00%, 7/01/30 ..................................................          19,190,000         19,655,166
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
    Financing Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ...................             350,000            367,570
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control
    Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A,
    5.15%, 7/01/19 .......................................................................             850,000            856,035
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.25%, 7/01/27 ................................................           3,265,000          3,378,949
      Series D, Pre-Refunded, 5.25%, 7/01/27 .............................................           8,735,000          9,277,181
                                                                                                                  ----------------
                                                                                                                      130,108,492
                                                                                                                  ----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.50%, 10/01/18 ....................................................................           1,400,000          1,433,026
      5.50%, 10/01/22 ....................................................................           5,000,000          5,116,250
      5.625%, 10/01/25 ...................................................................           1,900,000          1,946,170
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/18 ..............................................................................             500,000            497,930
                                                                                                                  ----------------
                                                                                                                        8,993,376
                                                                                                                  ----------------
  TOTAL U.S. TERRITORIES .................................................................                            139,101,868
                                                                                                                  ----------------
  TOTAL LONG TERM INVESTMENTS (COST $7,032,277,106) ......................................                          7,326,789,830
                                                                                                                  ----------------


30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.0%
  CONNECTICUT 0.2%
e Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
      Series T-1, Daily VRDN and Put, 3.62%, 7/01/29 .....................................    $      5,000,000    $     5,000,000
      Series V-2, Daily VRDN and Put, 3.62%, 7/01/36 .....................................           7,800,000          7,800,000
                                                                                                                  ----------------
                                                                                                                       12,800,000
                                                                                                                  ----------------
  FLORIDA 0.0% b
e Jacksonville Health Facilities Authority Hospital Revenue,
      Baptist Medical Center Project, Daily VRDN and Put, 3.66%, 8/15/21 .................             100,000            100,000
      Charity Obligation Group, Series C, MBIA Insured, Daily VRDN and Put, 3.66%,
        8/15/19 ..........................................................................             300,000            300,000
      Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.67%, 5/01/21 .....           2,440,000          2,440,000
                                                                                                                  ----------------
                                                                                                                        2,840,000
                                                                                                                  ----------------
  GEORGIA 0.0% b
e Athens-Clarke County Unified Government Development Authority Revenue, University of
    Georgia Athletic Assn. Project, Daily VRDN and Put, 3.67%, 8/01/33 ...................           1,935,000          1,935,000
                                                                                                                  ----------------
  LOUISIANA 0.1%
e Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
    3.65%, 12/01/15 ......................................................................           4,800,000          4,800,000
                                                                                                                  ----------------
  MARYLAND 0.0% b
e Montgomery County GO, BAN, Public Improvement, Refunding, Series B, Daily VRDN and Put,
    3.70%, 6/01/26 .......................................................................           1,800,000          1,800,000
                                                                                                                  ----------------
  MASSACHUSETTS 0.1%
e Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.65%, 1/01/35 ..................           4,200,000          4,200,000
                                                                                                                  ----------------
  MICHIGAN 0.1%
e Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    3.66%, 7/01/33 .......................................................................           1,500,000          1,500,000
e Michigan State University Revenues, Series A, Daily VRDN and Put, 3.66%, 8/15/32 .......           2,700,000          2,700,000
                                                                                                                  ----------------
                                                                                                                        4,200,000
                                                                                                                  ----------------
  MISSOURI 0.0% b
e Missouri State Health and Educational Facilities Authority Educational Facilities
    Revenue, St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 3.67%,
    10/01/35 .............................................................................           1,900,000          1,900,000
                                                                                                                  ----------------
  NEVADA 0.0% b
e Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put,
    3.66%, 6/01/36 .......................................................................             600,000            600,000
                                                                                                                  ----------------
  NEW JERSEY 0.1%
e New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily
    VRDN and Put, 3.61%, 9/01/31 .........................................................           3,600,000          3,600,000
                                                                                                                  ----------------
  NEW YORK 0.3%
e Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
    3.64%, 5/01/33 .......................................................................             900,000            900,000
e MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.65%, 11/01/26 .......           5,000,000          5,000,000
e New York City GO, Sub Series H-4, Daily VRDN and Put, 3.61%, 3/01/34 ...................          10,700,000         10,700,000


                                         Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  NEW YORK (CONTINUED)
e New York City Municipal Water Finance Authority Water and Sewer System Revenue, Fiscal
    2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.61%, 6/15/18 ..................    $        500,000    $       500,000
e Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
    Structure, Series 2, Daily VRDN and Put, 3.64%, 5/01/19 ..............................           3,900,000          3,900,000
                                                                                                                  ----------------
                                                                                                                       21,000,000
                                                                                                                  ----------------
  TENNESSEE 0.1%
e Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.67%, 7/01/34 ..............................................................           9,600,000          9,600,000
                                                                                                                  ----------------
  VIRGINIA 0.0% b
e Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project,
    Refunding, Daily VRDN and Put, 3.66%, 12/01/36 .......................................           1,950,000          1,950,000
                                                                                                                  ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $71,225,000) ........................................                             71,225,000
                                                                                                                  ----------------
  TOTAL INVESTMENTS (COST $7,103,502,106) 99.1% ..........................................                          7,398,014,830
  OTHER ASSETS, LESS LIABILITIES 0.9% ....................................................                             66,130,346
                                                                                                                  ----------------
  NET ASSETS 100.0% ......................................................................                        $ 7,464,145,176
                                                                                                                  ================

See Selected Portfolio Abbreviations on page 33.

a Defaulted security.

b Rounds to less than 0.1% of net assets.

c Security purchased on a when-issued or delayed delivery basis.

d Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia-Pacific Corp. (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


32 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Note
BIG   - Bond Investors Guaranty Insurance Co.
        (acquired by MBIA in 1989 and no longer does business under this name)
CDA   - Community Development Authority/Agency
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
CRDA  - Community Redevelopment Authority/Agency
EDA   - Economic Development Authority
EDC   - Economic Development Corp.
EDR   - Economic Development Revenue
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority/Agency
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
HFC   - Housing Finance Corp.
HMR   - Home Mortgage Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDB   - Industrial Development Bond/Board
IDC   - Industrial Development Corp.
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MBS   - Mortgage-Backed Security
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MFR   - Multi-Family Revenue
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
SFM   - Single Family Mortgage
SFMR  - Single Family Mortgage Revenue
USD   - Unified/Union School District
XLCA  - XL Capital Assurance


Quarterly Statement of Investments | See Notes to Statement of Investments. | 33

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 7,102,328,901
                                                                ===============

Unrealized appreciation .....................................   $   315,943,059
Unrealized depreciation .....................................       (20,257,130)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $   295,685,929
                                                                ===============

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


34 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By  /S/GALEN G. VETTER
    ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007


                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer